New Accounting Standards	12 Months Ended
Dec. 31, 2019
New Accounting Standards
New Accounting Standards

4.           New Accounting Standards

The Corporation adopted IFRS 16 Leases (“IFRS 16”) effective January 1, 2019 using the modified retrospective approach. The modified retrospective approach does not require restatement of prior period financial information and the prior period financial information continues to be reported under IAS 17, Leases (“IAS 17”) and IFRIC 4, Determining Whether an Arrangement Contains a Lease (‘IFRIC 4”).  IFRS 16 provides a single lessee accounting model, requiring lessees to recognize a right-of-use (“ROU”) asset and a lease obligation at the lease commencement date.

The Corporation completed its review of all existing operating leases and service contracts to identify contracts in scope for IFRS 16 and assessed contracts for embedded leases. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset, and the Corporation has the right to obtain substantially all of the economic benefits from the use of the asset during the term of the arrangement.

The Corporation, on adoption of IFRS 16, recognized lease liabilities in relation to office leases which had previously been classified as operating leases under the principles of IAS 17. Under the principles of the new standard these leases are measured as lease liabilities at the present value of the remaining lease payments, discounted using the Corporation’s incremental borrowing rate as at January 1, 2019. The associated ROU assets have been measured at an amount equal to the lease liability on January 1, 2019. The ROU asset is subsequently depreciated from the commencement date to the earlier of the end of the lease term, or the end of the useful life of the asset. Furthermore, the ROU asset may be reduced due to impairment losses.

On initial adoption, the Corporation recorded ROU assets of $1,883,000 within property, plant and equipment, measured at an amount equal to the lease liability. The Corporation has elected to use the following practical expedients permitted under the standard:

•Apply a single discount rate to a portfolio of leases with similar characteristics;

•Account for leases with a remaining term of less than twelve (12) months as at January 1, 2019 as short-term leases, recognized as an expense over the lease term; and

•Account for lease payments as an expense and not recognize a ROU asset if the underlying asset is of low dollar value (less than $5,000).

The following table reconciles the Corporation’s operating lease commitments as at December 31, 2018, as previously disclosed in the Corporation’s annual consolidated financial statements, to the lease liability recognized on adoption of IFRS 16 on January 1, 2019.

Adoption of
IFRS 16

Lease commitments as at December 31, 2018	$1,440
Less:
Short-term commitments	(50)
Add:
Operating lease obligations on adoption of IFRS 16	1,048
2,438

Impact of discounting	(555)

Lease liability as of January 1,2019	$1,883